VARIABLE INTEREST ENTITIES - Narrative (Details)	1 Months Ended
	Jul. 31, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Offshore Solana Fund
Variable Interest Entity [Line Items]
Noncontrolling owner, interest percentage		2.80%	2.80%
Figure REIT
Variable Interest Entity [Line Items]
Noncontrolling owner, interest percentage		44.90%	44.60%	44.60%
Variable Interest Entity, Primary Beneficiary | Offshore Solana Fund
Variable Interest Entity [Line Items]
Ownership interest, percentage sold	2.80%
Ownership percentage, parent		97.20%	97.20%
Third Party Owners | Figure REIT
Variable Interest Entity [Line Items]
Noncontrolling owner, interest percentage		44.90%